Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	7 Months Ended
Dec. 31, 2018 USD ($)
Balance as of December 31, 2018 (Successor)	$ 570,540
Successor [Member]
Balance as of December 31, 2017 (Predecessor)	182,053
Elimination of Predecessor goodwill	(182,053)
Acquisition of business	570,540
Balance as of December 31, 2018 (Successor)	570,540
Production Services [Member] | Successor [Member]
Elimination of Predecessor goodwill
Acquisition of business	416,494
Drilling and Evaluation Services [Member] | Successor [Member]
Balance as of December 31, 2017 (Predecessor)
Elimination of Predecessor goodwill
Acquisition of business	$ 154,046